CURRENT AND DEFERRED INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Disclosure of income tax expense differences
The reasons for the differences are as follows:

Years ended December 31	2018	2017
	$	$
Income before taxes	8,090	74,587
Statutory tax rate	27.00%	26.00%
Expected income tax	2,184	19,392

Decrease resulting from:
Permanent differences	25,408	(17,048)
Foreign exchange	(13,714)	4,806
Differences in foreign and future tax rates	(1,086)	48,167
Mining & overseas withholding tax	4,955	5,134
Expired losses	2,928	3,658
Restructure	114,100	—
Change in estimates in respect of prior years	1,501	(484)
Movement in deferred tax not recognized	(128,066)	(60,540)
Other	(89)	36
Total income tax expense	8,121	3,121

Current tax expense	8,043	3,094
Deferred tax expense	78	27
Total income tax expense	8,121	3,121

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The tax effected items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities for the years ended December 31, 2018 and 2017 are presented below:

					Balance as at December 31, 2018
	Net balance at beginning of year	Recognized in statement of income	Recognized in OCI	AMT refund	Net	Deferred tax assets	Deferred tax liabilities
	$	$	$	$	$	$	$
Marketable securities	(13,205)	376	13,867	—	1,038	1,038	—
Inventory	(7,244)	3,733	—	—	(3,511)	—	(3,511)
Property, plant and equipment	(81,294)	(10,452)	—	—	(91,746)	940	(92,686)
Close down and restoration provision	1,787	1,567	—	—	3,354	3,354	—
Convertible notes	(4,056)	1,820	—	—	(2,236)	—	(2,236)
Carry forward tax loss and tax credits	21,830	(6,469)	—	—	15,361	15,361	—
Mining and foreign withholding tax	(39,227)	(1,916)	—	—	(41,143)	—	(41,143)
Executive compensation plans	2,065	1,918	—	—	3,983	3,983	—
Deductibility of other taxes	9,021	424	—	—	9,445	9,445	—
Other	(4,253)	8,921	850	(449)	5,069	5,200	(131)
Net deferred tax (liabilities) assets before set-off	(114,576)	(78)	14,717	(449)	(100,386)	39,321	(139,707)
Offset tax	—	—	—	—	—	(31,798)	31,798
Net deferred tax (liabilities) assets	(114,576)	(78)	14,717	(449)	(100,386)	7,523	(107,909)

10.	CURRENT AND DEFERRED INCOME TAX (Continued)

				Balance as at December 31, 2017
	Net balance at beginning of year	Recognized in statement of income	Recognized in OCI	Net	Deferred tax assets	Deferred tax liabilities
	$	$	$	$	$	$
Marketable securities	(16,949)	—	3,744	(13,205)	—	(13,205)
Inventory	(1,984)	(5,260)	—	(7,244)	—	(7,244)
Property, plant and equipment	(96,614)	15,320	—	(81,294)	1,016	(82,310)
Close down and restoration provision	3,917	(2,130)	—	1,787	1,787	—
Convertible notes	(5,497)	1,441	—	(4,056)		(4,056)
Carry forward tax loss and tax credits	20,682	3,404	(2,256)	21,830	21,830	—
Mining and foreign withholding tax	(37,151)	(2,076)	—	(39,227)	—	(39,227)
Executive compensation plans	2,582	(517)	—	2,065	2,065	—
Deductibility of other taxes	9,459	(438)	—	9,021	9,021	—
Other	5,764	(9,771)	(246)	(4,253)	2,895	(7,148)
Net deferred tax (liabilities) assets before set-off	(115,791)	(27)	1,242	(114,576)	38,614	(153,190)
Offset tax	—	—	—	—	(38,614)	38,614
Net deferred tax (liabilities) assets	(115,791)	(27)	1,242	(114,576)	—	(114,576)

Disclosure of unrecognized deductible temporary differences for which no deferred tax asset is recognized
Our unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

Years ended December 31	2018	2017
	$	$
Inventory	—	11,237
Property, plant and equipment	3,330	79,336
Close down and restoration provision	30,677	38,027
Carry forward tax loss and tax credits	7,962	396,830
Mineral and foreign withholding tax	567	—
Other items	3,883	75,327
Unrecognized deductible temporary differences	46,419	600,757

Disclosure of estimated tax operating losses available to reduce future taxable income
At December 31, 2018, we had the following estimated tax operating losses available to reduce future taxable income, including both losses for which deferred tax assets are utilized to offset applicable deferred tax liabilities and losses for which deferred tax assets are not recognized as listed in the table above. Losses expire at various dates and amounts between 2019 and 2038.

As at December 31, 2018	$
Argentina	17,324
Mexico	41,601
Peru	71
Canada	4,256
U.S.A.	9,482
Tax operating losses	72,734